RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
Long term loan from chairman Angelo DeRosa	$ 1,677,103	$ 1,717,152
Maturity period of loan from Angelo DeRosa	20 years
Interest rate on loans from related parties	3.00%
Accrued and Paid interest - related parties	$ 48,790